Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Disclosure of borrowings

	2024	2023
	$m	$m
Short-term borrowings	152.0	—
Long-term borrowings	—	—
Total borrowings	152.0	—

	2024	2023
	$m	$m
At 1 January	—	148.7
Repayments	—	(148.7)
Additional draws	152.0	—
Total borrowings	152.0	—